GOLDMAN SACHS TRUST

Goldman Sachs Dynamic Global Equity Fund

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares,

Class P Shares, Class R Shares and Class R6 Shares of the Goldman Sachs Dynamic

Global Equity Fund

(the “Fund”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019 (the “Prospectuses”)

Effective immediately, the Fund’s Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Dynamic Global Equity Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	–16.29%	3.19%	8.57%	4.37%
Returns After Taxes on Distributions	–16.91%	2.78%	8.21%	3.92%
Returns After Taxes on Distributions and Sale of Fund Shares	–9.39%	2.45%	7.03%	3.53%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Class C Shares (Inception 1/2/98)
Returns Before Taxes	–12.92%	3.59%	8.38%	3.88%*
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	–11.07%	4.78%	9.62%	5.05%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Service Shares (Inception 1/2/98)
Returns Before Taxes	–11.48%	4.26%	9.08%	4.54%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–11.18%	4.63%	9.47%	3.09%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Class R Shares (Inception 11/30/07)
Returns	–11.63%	4.11%	8.96%	2.62%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–11.00%	4.80%	9.63%	5.05%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†

†	Information for this index was not available back to the inception dates of these share classes.
*

Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**

Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Dynamic Global Equity Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/2/98)*
Returns Before Taxes	–11.07%	4.78%	9.62%	5.05%
Returns After Taxes on Distributions	–11.80%	4.26%	9.16%	4.52%
Returns After Taxes on Distributions and Sale of Fund Shares	–6.26%	3.68%	7.93%	4.10%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†

†	Information for this index was not available back to the inception date of this share class.
*

Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

This Supplement should be retained with your Prospectuses for future reference.

     DYNGLEQPERFUPDSTK 02-20